Cover	Dec. 21, 2021	Dec. 20, 2021
Cover [Abstract]
Document Type		8-K
Amendment Flag		false
Document Period End Date		Dec. 20, 2021
Entity File Number		001-39082
Entity Registrant Name		RELMADA THERAPEUTICS, INC.
Entity Central Index Key		0001553643
Entity Tax Identification Number		45-5401931
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		2222 Ponce de Leon Blvd.
Entity Address, Address Line Two		Floor 3
Entity Address, City or Town		Coral Gables
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33134
City Area Code	786
Local Phone Number	629-1376
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 par value per share
Trading Symbol		RLMD
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false